COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 29, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum rental payments due under noncancellable operating lease agreements
As of December 29, 2013, our future minimum rental payments due under noncancellable operating lease agreements consist of the following:

Due In
Fiscal Year

2014	$2,433
2015	1,709
2016	1,127
2017	1,024
2018	501
Thereafter	1,857
$8,651

Future minimum rental payments due under capital lease agreements
Our publishing businesses lease delivery trucks accounted for as capital leases.  As of December 29, 2013, our future minimum rental payments due under capital lease agreements consist of the following:

Due In
Fiscal Year

2014	$79
2015	82
2016	57
2017	37
2018	38
Thereafter	30
$323